Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.9%
Australia - 5.3%
Aurizon Holdings Ltd.	457,817	$1,285,904
BHP Group Ltd. - ADR (a)	214,589	11,810,979
BlueScope Steel Ltd.	75,698	877,448
Coles Group Ltd.	190,215	2,491,934
Fortescue Metals Group Ltd.	923,964	11,839,816
Tabcorp Holdings Ltd.	1,331,923	921,308
Telstra Corp. Ltd.	1,994,929	5,422,101
		34,649,490
Bermuda - 2.3%
Orient Overseas International Ltd.	421,896	14,672,494

Britain - 13.7%
Anglo American PLC	294,536	10,581,273
BAE Systems PLC	444,970	4,172,525
BP PLC - ADR	442,440	12,998,887
British American Tobacco PLC - ADR	321,567	12,595,779
Imperial Brands PLC	319,512	6,999,965
Rio Tinto PLC - ADR (a)	194,853	11,891,879
Tesco PLC	1,391,439	4,449,758
Unilever PLC - ADR (a)	306,282	14,903,682
Vodafone Group PLC - ADR	738,991	10,907,507
		89,501,255
Cayman Islands - 0.5%
Chow Tai Fook Jewellery Group Ltd.	1,395,464	2,758,965
JS Global Lifestyle Co Ltd. (b)	682,014	819,296
		3,578,261
Chile - 0.7%
Antofagasta PLC	311,693	4,397,447

China - 0.7%
Lenovo Group Ltd.	2,088,099	2,018,965
Tingyi Cayman Islands Holding Corp.	1,361,650	2,241,113
		4,260,078
Denmark - 1.9%
AP Moller - Maersk A/S - Class B	4,649	12,631,626

Finland - 1.0%
Fortum Oyj	262,239	2,925,440
Kone Oyj - Class B	83,914	3,816,495
		6,741,935
France - 7.6%
Cie Generale des Etablissements Michelin SCA	116,474	3,233,769
Danone SA	97,913	5,384,850
Orange SA - ADR	707,497	7,195,244
Sanofi - ADR	265,979	13,219,156
TotalEnergies SE - ADR (a)	246,771	12,600,127
Vinci SA	80,730	7,704,759
		49,337,905
Germany - 10.9%
BASF SE	254,577	11,296,118
Bayerische Motoren Werke AG	159,583	12,963,275
Daimler AG	196,647	11,500,200
Deutsche Post AG	255,610	10,162,432
Deutsche Telekom AG	691,447	13,078,011
Siemens AG - ADR	214,866	11,976,631
		70,976,667
Hong Kong - 2.3%
CK Infrastructure Holdings Ltd.	485,777	3,044,654
Jardine Matheson Holdings Ltd.	40,334	2,129,232
Power Assets Holdings Ltd.	472,341	3,089,811
SITC International Holdings Co Ltd.	863,839	2,932,688
Swire Pacific Ltd. - Class A	326,169	1,855,240
Xinyi Glass Holdings Ltd.	1,135,099	2,235,523
		15,287,148
Japan - 12.1%
AGC, Inc.	32,675	1,183,504
Canon, Inc. - ADR (a)	150,344	3,560,146
Eisai Co. Ltd.	42,023	1,915,064
Honda Motor Co. Ltd. - ADR (a)	277,321	7,132,696
Inpex Corp.	196,077	2,217,354
Isuzu Motors Ltd.	112,926	1,231,304
Japan Tobacco, Inc.	485,945	8,700,365
Kirin Holdings Co. Ltd.	123,862	2,029,999
Marubeni Corp.	282,022	2,607,673
Mitsubishi Chemical Holdings Corp.	230,332	1,286,301
Nintendo Co. Ltd. - ADR	159,587	8,936,872
Nippon Steel Corp.	159,333	2,353,851
Oracle Corp Japan	87,504	5,426,757
Otsuka Corp.	26,380	818,007
SoftBank Corp.	1,269,974	14,652,081
Sumitomo Chemical Co. Ltd.	276,551	1,082,562
Sumitomo Metal Mining Co. Ltd.	50,777	1,604,607
Takeda Pharmaceutical Co. Ltd. - ADR	738,879	10,795,022
Yamaha Motor Co. Ltd.	69,839	1,339,694
		78,873,859
Netherlands - 3.3%
Koninklijke Ahold Delhaize NV	164,280	4,514,035
Koninklijke Philips NV	141,564	2,916,123
Stellantis NV - Italy	968,993	13,787,722
		21,217,880
New Zealand - 0.2%
Spark New Zealand Ltd.	497,728	1,596,406

Norway - 0.8%
Telenor ASA	447,522	5,417,437

Republic of Korea - 0.8%
Kia Corp.	62,711	3,919,739
LG Display Co Ltd.	56,719	668,002
LG Uplus Corp.	75,073	722,356
		5,310,097
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	59,070	1,197,307
Singapore Technologies Engineering Ltd.	458,201	1,333,407
		2,530,714
South Korea - 1.5%
KT&G Corp.	29,449	1,856,572
LG Corp.	24,409	1,523,801
POSCO Holdings Inc. - ADR (a)	83,147	3,895,437
SK Telecom Co Ltd. - ADR	121,508	2,786,179
		10,061,989
Spain - 1.3%
Repsol SA	217,808	2,699,143
Telefonica SA - ADR (a)	1,261,632	5,677,344
		8,376,487
Sweden - 1.3%
H & M Hennes & Mauritz AB - Class B	364,175	4,634,342
Telefonaktiebolaget LM Ericsson - ADR	469,459	3,539,721
		8,174,063
Switzerland - 5.9%
Glencore PLC	2,165,311	12,178,638
Holcim Ltd.	117,748	5,496,185
Novartis AG - ADR (a)	159,906	13,724,732
SGS SA	1,052	2,558,575
Swisscom AG	8,420	4,545,040
		38,503,170
Switzerland - 0.8%
Kuehne + Nagel International AG	20,225	5,422,514

United Kingdom - 2.1%
GSK PLC - ADR (a)	264,370	11,148,474
Haleon PLC - ADR (a)(c)	330,458	2,323,120
		13,471,594
United States - 20.5%
3M Co. (a)	92,095	13,191,688
AbbVie, Inc. (a)	96,766	13,886,889
Altria Group, Inc.	264,813	11,614,698
AT&T, Inc.	681,374	12,796,204
Dow, Inc.	120,298	6,401,056
Exxon Mobil Corp.	143,702	13,929,035
Gilead Sciences, Inc.	224,360	13,405,510
International Business Machines Corp.	100,859	13,191,349
Philip Morris International, Inc.	134,897	13,105,243
Southern Copper Corp. (a)	173,584	8,644,483
The Kraft Heinz Co. (a)	213,665	7,869,282
Walgreens Boots Alliance, Inc.	150,531	5,964,038
		133,999,475
TOTAL COMMON STOCKS (Cost $656,125,544)		638,989,991

PREFERRED STOCKS - 1.8%
Germany - 1.8%
Volkswagen AG	84,479	11,854,672
TOTAL PREFERRED STOCKS (Cost $12,397,638)		11,854,672

	Principal Amount
SHORT-TERM INVESTMENTS- 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 1.600% (d)	$808,336	808,336
TOTAL SHORT-TERM INVESTMENTS (Cost $808,336)		808,336

	Shares
INVESTMENTS PURCAHSED WITH PROCEEDS FROM SECURITIES LENDING - 16.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.02% (d)	105,081,739	105,081,739
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $105,081,739)		105,081,739

Total Investments (Cost $774,413,257) - 115.9%		756,734,738
Liabilities in Excess of Other Assets - (15.9)%		(104,029,098)
TOTAL NET ASSETS - 100.0%		$652,705,640

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $102,848,941 or 15.8% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $819,296 or 0.1% of net assets.

(c)	Non-income producing security.
(d)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 638,989,991	$ -	$ -	$ -	$ 638,989,991
Preferred Stock	11,854,672	-	-	-	11,854,672
Short-Term Investments	808,336	-	-	-	808,336
Investments Purchased with Proceeds from Securities Lending	-	-	-	105,081,739	105,081,739
Total Investments in Securities	$ 651,652,999	$ -	$ -	$ 105,081,739	$ 756,734,738
^ See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.